Note 15 - Net Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2025	2024

Shares issued and outstanding at beginning of period	45,268,672	44,682,427
Weighted average number of shares:
Issued during the period	257,939	337,006
Weighted average number of shares used in computing basic earnings per share	45,526,611	45,019,433
Assumed exercise of stock options, net of shares assumed acquired under the Treasury Stock Method	227,562	260,499
Number of shares used in computing diluted earnings per share	45,754,173	45,279,932